Stated capital - Movements in share options outstanding and related weighted average exercise prices (Details)	12 Months Ended
	Mar. 31, 2018 ZAR (R) shares	Mar. 31, 2017 ZAR (R) shares
Number of options outstanding
Beginning balance (in shares)	13,750,000
Ending balance (in shares)	9,100,000	13,750,000
TeliMatrix Group Executive Incentive Scheme
Weighted average exercise price
Beginning balance (in cents per share) | R	R 2.66	R 2.35
Exercised (in ZAR per share) | R	1.95	1.38
Forfeited (in cents per share) | R	0.00	3.12
Expired (in cents per share) | R	0.00	1.12
Ending balance (in cents per share) | R	3.09	2.66
Exercisable at the end of the year (in cents per share) | R	R 2.85	R 2.17
Number of options outstanding
Beginning balance (in shares)	14,613,000	28,913,000
Exercised (in shares)	(5,513,000)	(5,125,000)
Forfeited (in shares)	0	(5,875,000)
Expired (in shares)	0	(3,300,000)
Ending balance (in shares)	9,100,000	14,613,000
Exercisable at the end of the year (in shares)	7,350,000	8,825,000